Fair Value Measurements - Monte Carlo (Details) - Seaport Global Acquisition Corp	Sep. 30, 2021	Dec. 31, 2020	Dec. 02, 2020
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.12	0.5	0.56
Expected term remaining (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.82	5.96	6.04
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	14.4	16.2	24.2
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10.060	10.02	9.052